Related Party Transactions (Details) - Schedule of consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [Abstract]
Short-term employee benefits	$ 3,288	$ 2,415
Consulting fees	2,205	3,357
Total	$ 5,493	$ 5,772